Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash on hand		$ 756	$ 902
Cash at banks		49,356	126,972
Short-term investments	[1]	55,198	348,840
Total cash and cash equivalents		$ 105,310	476,714	$ 278,842	$ 422,083
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 days
Restricted cash [Abstract]
Restricted cash		$ 37,672	$ 36,085

[1]	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.